Effects of adoption of IFRS 17 (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contracts [Abstract]
Effect of contracts initially recognised in the year

Effect of contracts initially recognised in the year
	Year ended 31 Dec 2023			Year ended 31 Dec 2022[1]
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	$m	$m	$m	$m	$m	$m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	12,418	215	12,633	9,714	123	9,837
– insurance acquisition cash flows	602	21	623	401	16	417
– claims and other insurance service expenses payable	11,816	194	12,010	9,313	107	9,420
Estimates of present value of cash inflows	(14,074)	(204)	(14,278)	(10,844)	(115)	(10,959)
Risk adjustment for non-financial risk	37	2	39	29	1	30
Contractual service margin	1,619	—	1,619	1,101	—	1,101
Losses recognised on initial recognition	—	(13)	(13)	—	(9)	(9)
Life other contracts
Estimates of present value of cash outflows	1,116	464	1,580	640	111	751
– insurance acquisition cash flows	106	50	156	57	9	66
– claims and other insurance service expenses payable	1,010	414	1,424	583	102	685
Estimates of present value of cash inflows	(1,350)	(438)	(1,788)	(778)	(105)	(883)
Risk adjustment for non-financial risk	27	5	32	21	1	22
Contractual service margin	207	—	207	117	—	117
Losses recognised on initial recognition	—	(31)	(31)	—	(7)	(7)
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
IFRS 17 transition impact on the Group consolidated balance sheet at 1 January 2022

	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Remeasure- ment effect of IFRS 9 re- designations	Recognition of IFRS 17 fulfilment cash flows	Recognition of IFRS 17 contractual service margin	Tax effect	Under IFRS 17	Total movements
	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,804	—	60,991	—	—	—	110,795	60,991
Loans and advances to banks	83,136	—	(569)	—	—	—	82,567	(569)
Loans and advances to customers	1,045,814	—	(1,280)	—	—	—	1,044,534	(1,280)
Financial investments	446,274	—	(54,269)	—	—	—	392,005	(54,269)
Goodwill and intangible assets	20,622	(9,453)	—	—	—	—	11,169	(9,453)
Deferred tax assets	4,624	—	—	—	—	808	5,432	808
All other assets	1,307,665	(4,468)	—	4,198	(105)	—	1,307,290	(375)
Total assets	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)
Liabilities and equity
Liabilities
Insurance contract liabilities	112,745	(112,745)	—	109,393	9,914	—	119,307	6,562
Deferred tax liabilities	4,673	—	—	—	—	(1,379)	3,294	(1,379)
All other liabilities	2,633,744	78	—	1,102	(51)	—	2,634,873	1,129
Total liabilities	2,751,162	(112,667)	—	110,495	9,863	(1,379)	2,757,474	6,312
Total shareholders’ equity	198,250	92,738	4,558	(99,631)	(8,847)	1,947	189,015	(9,235)
Non-controlling interests	8,527	6,008	315	(6,666)	(1,121)	240	7,303	(1,224)
Total equity	206,777	98,746	4,873	(106,297)	(9,968)	2,187	196,318	(10,459)
Total liabilities and equity	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)

IFRS 17 transition impact on the reported Group consolidated income statement for the year ended 31 December 2022
	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Remeasure- ment effect of IFRS 9 re- designations	Insurance finance income/ expense	Contrac - tual service margin	Onerous contracts	Experience variance and other	Attribut- able expenses	Tax effect	Under IFRS 17
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Net interest income	32,610	—	(2,233)	—	—	—	—	—	—	30,377
Net fee income	11,451	—	—	—	—	—	—	319	—	11,770
Net income from financial instruments held for trading or managed on a fair value basis	10,469	—	(191)	—	—	—	—	—	—	10,278
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(3,394)	—	(10,437)	—	—	—	—	—	—	(13,831)
Net insurance premium income	12,825	(12,825)	—	—	—	—	—	—	—	—
Insurance finance income/(expense)	—	—	—	13,799	—	—	—	—	—	13,799
Insurance service result	—	—	—	—	965	(186)	30	—	—	809
– insurance revenue	—	—	—	—	965	—	1,012	—	—	1,977
– insurance service expense	—	—	—	—	—	(186)	(982)	—	—	(1,168)
Other operating income/(loss)	(2,365)	(265)	—	48	—	—	—	—	—	(2,582)
Total operating income	61,596	(13,090)	(12,861)	13,847	965	(186)	30	319	—	50,620
Net insurance claims and benefits paid and movement in liabilities to policyholders	(9,869)	9,869	—	—	—	—	—	—	—	—
Net operating income before change in expected credit losses and other credit impairment charges	51,727	(3,221)	(12,861)	13,847	965	(186)	30	319	—	50,620
Change in expected credit losses and other credit impairment charges	(3,592)	—	8	—	—	—	—	—	—	(3,584)
Net operating income	48,135	(3,221)	(12,853)	13,847	965	(186)	30	319	—	47,036
Total operating expenses	(33,330)	—	—	—	—	—	—	629	—	(32,701)
Operating profit	14,805	(3,221)	(12,853)	13,847	965	(186)	30	948	—	14,335
Share of profit in associates and joint ventures	2,723	—	—	—	—	—	—	—	—	2,723
Profit before tax	17,528	(3,221)	(12,853)	13,847	965	(186)	30	948	—	17,058
Tax expense	(858)	—	—	—	—	—	—	—	49	(809)
Profit for the period	16,670	(3,221)	(12,853)	13,847	965	(186)	30	948	49	16,249

IFRS 17 transition impact on the Group comprehensive income

	Year ended 31 Dec 2022
	Under IFRS 17	Under IFRS 4
	$m	$m
Total equity at 1 Jan	196,318	206,777
of which
– retained earnings	135,236	144,458
– financial assets at FVOCI reserve	49	(634)
– insurance finance reserve	(696)	—
Profit for the period	16,249	16,670
Debt instruments at fair value through other comprehensive income	(7,232)	(5,468)
Equity instruments designated at fair value through other comprehensive income	107	107
Insurance finance income recognised in other comprehensive income	1,775	—
Other comprehensive expense for the period, net of tax	(11,892)	(11,940)
Total comprehensive (expense)/income for the period	(993)	(631)
Other movements	(10,128)	(10,118)
Total equity at 31 Dec	185,197	196,028

Group‘s consolidated balance sheet at the transition date and at 31 December 2022
	Under IFRS 17		Under IFRS 4
	31 Dec	1 Jan	31 Dec	1 Jan
	2022	2022	2022	2022
	$m	$m	$m	$m
Assets
Cash and balances at central banks	327,002	403,018	327,002	403,018
Items in the course of collection from other banks	7,297	4,136	7,299	4,136
Hong Kong Government certificates of indebtedness	43,787	42,578	43,787	42,578
Trading assets	218,093	248,842	218,093	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,101	110,795	45,063	49,804
Derivatives	284,159	196,882	284,146	196,882
Loans and advances to banks	104,475	82,567	104,882	83,136
Loans and advances to customers	923,561	1,044,534	924,854	1,045,814
Reverse repurchase agreements – non-trading	253,754	241,648	253,754	241,648
Financial investments	364,726	392,005	425,563	446,274
Assets held for sale	115,919	3,411	115,919	3,411
Prepayments, accrued income and other assets	156,149	136,196	156,865	136,571
Current tax assets	1,230	970	1,230	970
Interests in associates and joint ventures	29,254	29,609	29,254	29,609
Goodwill and intangible assets	11,419	11,169	21,321	20,622
Deferred tax assets	8,360	5,432	7,498	4,624
Total assets	2,949,286	2,953,792	2,966,530	2,957,939
Liabilities and equity
Liabilities
Hong Kong currency notes in circulation	43,787	42,578	43,787	42,578
Deposits by banks	66,722	101,152	66,722	101,152
Customer accounts	1,570,303	1,710,574	1,570,303	1,710,574
Repurchase agreements – non-trading	127,747	126,670	127,747	126,670
Items in the course of transmission to other banks	7,864	5,214	7,864	5,214
Trading liabilities	72,353	84,904	72,353	84,904
Financial liabilities designated at fair value	127,321	145,503	127,327	145,502
Derivatives	285,762	191,064	285,764	191,064
Debt securities in issue	78,149	78,557	78,149	78,557
Liabilities of disposal groups held for sale	114,597	9,005	114,597	9,005
Accruals, deferred income and other liabilities	134,313	115,900	133,240	114,773
Current tax liabilities	1,135	699	1,135	698
Insurance contract liabilities	108,816	119,307	114,844	112,745
Provisions	1,958	2,566	1,958	2,566
Deferred tax liabilities	972	3,294	2,422	4,673
Subordinated liabilities	22,290	20,487	22,290	20,487
Total liabilities	2,764,089	2,757,474	2,770,502	2,751,162
Equity
Called up share capital	10,147	10,316	10,147	10,316
Share premium account	14,664	14,602	14,664	14,602
Other equity instruments	19,746	22,414	19,746	22,414
Other reserves	(9,133)	6,447	(9,141)	6,460
Retained earnings	142,409	135,236	152,068	144,458
Total shareholders‘ equity	177,833	189,015	187,484	198,250
Non-controlling interests	7,364	7,303	8,544	8,527
Total equity	185,197	196,318	196,028	206,777
Total liabilities and equity	2,949,286	2,953,792	2,966,530	2,957,939